Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Time charter revenues	$ 36,982,000	$ 37,301,000	$ 106,834,000	$ 107,695,000
Other income	0	3,000	64,000	1,103,000
Total revenues	36,982,000	37,304,000	106,898,000	108,798,000
Operating expenses	(8,927,000)	(7,896,000)	(28,732,000)	(23,999,000)
Depreciation and amortization	(5,285,000)	(5,287,000)	(16,197,000)	(15,823,000)
Impairment of long-lived assets			0
Operating income	23,391,000	28,672,000	61,367,000	88,007,000
Unrealized gain (loss) on derivative instruments	0	516,000	0	1,692,000
Net income (loss)	13,704,000	19,882,000	33,995,000	61,511,000
Equity in earnings (losses) of joint ventures	621,000	4,551,000	(602,000)	19,031,000
Cash and cash equivalents	32,206,000	24,174,000	32,206,000	24,174,000	$ 26,326,000	$ 22,679,000
Restricted cash	8,022,000	7,378,000	8,022,000	7,378,000	6,003,000	6,962,000
Total current assets	55,936,000		55,936,000		46,865,000
Restricted cash	12,740,000	13,234,000	12,740,000	13,234,000	13,125,000	$ 13,640,000
Vessels, net of accumulated depreciation	645,685,000		645,685,000		658,311,000
Total long-term assets	957,204,000		957,204,000		976,175,000
Current portion of long-term debt	44,660,000		44,660,000		45,458,000
Derivative financial instruments	2,600,000		2,600,000		259,000
Refund liabilities	1,367,000		1,367,000		1,834,000
Total current liabilities	60,677,000		60,677,000		57,180,000
Long-term debt	422,851,000		422,851,000		390,087,000
Derivative instruments	15,936,000		15,936,000		2,438,000
Total long-term liabilities	464,901,000		464,901,000		445,423,000
Accumulated losses of joint ventures	(3,410,000)		(3,410,000)		$ (2,808,000)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	19,802,000	20,138,000	57,669,000	59,686,000
Other income	1,837,000	785,000	6,132,000	4,380,000
Total revenues	21,639,000	20,923,000	63,801,000	64,066,000
Operating expenses	(4,957,000)	(6,852,000)	(13,183,000)	(17,215,000)
Depreciation and amortization	(5,059,000)	(4,952,000)	(15,376,000)	(14,859,000)
Impairment of long-lived assets	(149,000)	0	(149,000)	0
Operating income	11,474,000	9,119,000	35,093,000	31,992,000
Unrealized gain (loss) on derivative instruments	(4,329,000)	6,302,000	(18,708,000)	25,266,000
Other financial expense, net	(6,055,000)	(6,474,000)	(18,050,000)	(19,657,000)
Net income (loss)	$ 1,090,000	$ 8,947,000	$ (1,665,000)	$ 37,601,000
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 545,000	$ 4,474,000	$ (833,000)	$ 18,800,000
Eliminations	76,000	77,000	231,000	231,000
Equity in earnings (losses) of joint ventures	621,000	$ 4,551,000	(602,000)	$ 19,031,000
Cash and cash equivalents	16,036,000		16,036,000		$ 7,958,000
Restricted cash	11,990,000		11,990,000		13,844,000
Other current assets	2,208,000		2,208,000		1,894,000
Total current assets	30,234,000		30,234,000		23,696,000
Restricted cash	31,168,000		31,168,000		25,448,000
Vessels, net of accumulated depreciation	526,223,000		526,223,000		539,324,000
Deferred charges	0		0		194,000
Total long-term assets	557,391,000		557,391,000		564,966,000
Current portion of long-term debt	27,863,000		27,863,000		26,599,000
Amounts and loans due to owners and affiliates	845,000		845,000		1,215,000
Derivative financial instruments	12,916,000		12,916,000		10,178,000
Refund liabilities	26,310,000		26,310,000		26,055,000
Other current liabilities	11,743,000		11,743,000		8,924,000
Total current liabilities	79,677,000		79,677,000		72,971,000
Long-term debt	382,246,000		382,246,000		403,052,000
Loans due to owners and affiliates	7,509,000		7,509,000		7,071,000
Derivative instruments	67,534,000		67,534,000		51,563,000
Other long-term liabilities	41,846,000		41,846,000		43,526,000
Total long-term liabilities	499,135,000		499,135,000		505,212,000
Net liabilities	8,813		8,813		10,479
Share of joint ventures net liabilities before eliminations	4,407,000		4,407,000		5,240,000
Eliminations	(7,817,000)		(7,817,000)		(8,048,000)
Accumulated losses of joint ventures	$ (3,410,000)		$ (3,410,000)		$ (2,808,000)